Aggregate Cost Included in Property, Plant and Equipment and Related Accumulated Amortization (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Assets Held under Capital Leases USD ($)	Mar. 31, 2012 Assets Held under Capital Leases JPY (¥)	Mar. 31, 2011 Assets Held under Capital Leases JPY (¥)
Property, Plant, and Equipment Disclosure [Line Items]
Aggregate cost	$ 14,462,244	¥ 1,185,904,000	¥ 1,147,755,000	$ 334,256	¥ 27,409,000	¥ 83,436,000
Accumulated amortization	$ 8,003,024	¥ 656,248,000	¥ 639,368,000	$ 201,549	¥ 16,527,000	¥ 36,331,000